KRANESHARES TRUST

KraneShares Bosera MSCI China A Share ETF

(the “Fund”)

Supplement dated October 5, 2017 to the currently effective Statutory Prospectus (“Prospectus”), as supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Prospectus listed above and should be read in conjunction with the Prospectus.

At special meetings of shareholders, shareholders elected Patrick Campo and Cregg Watner to serve on the Board of Trustees of the KraneShares Trust (“Trust”), of which the Fund is a series, and approved a new investment advisory agreement between Krane Funds Advisors, LLC (“Krane”) and the Trust, on behalf of the Fund, to take effect upon the closing of a transaction whereby Krane’s control persons would change and the prior investment advisory agreement would terminate (“Closing”). Shareholders also approved a new sub-advisory agreement between Krane and Bosera Asset Management (International) Co, Ltd. for the Fund to take effect upon the Closing. The Closing occurred on October 5, 2017.

1.     The second through the sixth paragraphs under the “Management- Investment Manager” heading are deleted and replaced with the following:

Krane is responsible for reviewing, supervising and administering the Fund’s investment program and the general management and administration of the Trust. Krane has engaged Bosera as subadviser to the Fund to manage the Fund’s investments and is responsible for overseeing Bosera. Krane arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. Krane manages each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits its officers and employees to serve as officers or Trustees of the Trust. In addition to these services, to the extent the Fund engages in securities lending, Krane will: (i) assist the securities lending agent for the Fund (the “Agent”) to determine which securities are available for loan, (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate (this provision became effective with respect to the Fund on October 5, 2017). The Board of Trustees of the Trust supervises Krane and establishes policies that Krane must follow in its management activities.

1

Krane bears all of its own costs associated with providing the advisory services to the Fund. As part of its agreement with the Trust, Krane has contractually agreed to pay all expenses of the Fund, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) the compensation payable to the Adviser under the investment advisory agreement; (vii) compensation and expenses of the Independent Trustees (including any Trustees’ counsel fees); and (viii) any expenses determined to be extraordinary expenses by the Board. In addition, under the agreement, while the fees and expenses related to the Fund’s securities lending-related activities reduce the gross revenues and income of the Fund from such activities, they are not fees and expenses for which Krane is responsible (this provision became effective with respect to the Fund on October 5, 2017). In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Fund.

Pursuant to an Investment Advisory Agreement between the Trust and Krane, the Fund pays Krane a fee, which is calculated daily and paid monthly, at an annual rate of 0.78% of the average daily net assets of the Fund. In addition, under the Investment Advisory Agreement, as compensation for the services provided by Krane in connection with any securities lending-related activities, the Fund pays Krane 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect of securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (this provision became effective with respect to the Fund on October 5, 2017).

Krane has contractually agreed to waive its management fee by 0.20% of the Fund’s average daily net assets. This contractual fee waiver will continue until October 4, 2019. The Fee Waiver Agreement may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreement will terminate if the Investment Advisory Agreement for the Fund is terminated.

For the fiscal year ended March 31, 2017, Krane received 0.66% of the Fund’s average daily net assets in advisory fees after waivers.

A discussion regarding the basis for the Board’s approval of the Fund’s Investment Advisory Agreement with Krane was included in the proxy statement to shareholders dated July 26, 2017, and will also be included in the Fund’s Semi-Annual Report to Shareholders dated September 30, 2017. A majority of the outstanding shares of the Fund, as defined in the 1940 Act, recently approved this Investment Advisory Agreement at a shareholder meeting.

2

2.     The last paragraph under the “Management - Investment Sub-Adviser” heading is deleted and replaced with the following:

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with Bosera was included in the proxy statement to shareholders dated July 26, 2017, and will also be included in the Fund’s Semi-Annual Report to Shareholders dated September 30, 2017. A majority of the outstanding shares of the Fund, as defined in the 1940 Act, recently approved this agreement at a shareholder meeting.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

3

KRANESHARES TRUST

KraneShares Bosera MSCI China A Share ETF

(the “Fund”)

Supplement dated October 5, 2017 to the currently effective Statement of Additional
Information, as supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Statement of Additional Information listed above and should be read in conjunction with the Statement of Additional Information.

At special meetings of shareholders, shareholders elected Patrick Campo and Cregg Watner to serve on the Board of Trustees of the KraneShares Trust (“Trust”), of which the Fund is a series, and approved a new investment advisory agreement between Krane Funds Advisors, LLC (“Krane”) and the Trust, on behalf of the Fund, to take effect upon the closing of a transaction whereby Krane’s control persons would change and the prior investment advisory agreement would terminate (“Closing”). Shareholders also approved a new sub-advisory agreement between Krane and Bosera Asset Management (International) Co, Ltd. for the Fund to take effect upon the Closing. The Closing occurred on October 5, 2017.

1.    The chart under the “Management of the Trust - Members of the Board and Officers of the Trust” heading is deleted and replaced with the following:

Name, Address and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee/Officer
Interested Trustee
Jonathan Krane*(1968)1270 Avenue of the Americas, 22nd Floor, New York, New York 10020	Trustee and Chairman of the Board, No set term; served since 2012	Chief Executive Officer of Krane Funds Advisors, LLC from 2011 to present. Principal of Krane Capital LLC from 2009 to 2011. Chief Executive Officer of Emma Entertainment from 2004 to 2009.	9	None
Independent Trustees
John Ferguson(1966)1270 Avenue of the Americas, 22nd Floor, New York, New York 10020	Trustee, No set term; served since 2012	Chief Operating Officer of Shrewsbury River Capital from 2017 to present. Chief Operating Officer of Kang Global Investors LP (hedge fund adviser) from 2014 to 2016. President of Alden Global Capital, LLC (hedge fund adviser) from 2012 to 2014 (formerly, Chief Operating Officer from 2011 to 2012). Senior Managing Director and Chief Operating Officer of K2 Advisors, L.L.C. from 2005 to 2011.	9	None

Name, Address and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee/Officer
Matthew Stroyman (1968) 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020	Trustee, No set term; served since 2012	Co-Founder, President and Chief Operating Officer of Arcturus (real estate asset and investment management services firm) from 2007 to present.	9	None
Cregg L. Watner (1976) 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020	Trustee, No set term; served since 2017	From April 2016 to December 2016, Portfolio Manager, Genesis Capital Partners, LLC; from 2011 to February 2016, Portfolio Manager, Sycamore Lane Partners LLC.	9	None
Patrick P. Campo (1970) 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020	Trustee, No set term; served since 2017	From 2013 to present, Director of Long Short Equity, Titan Advisors; from 2009 to 2013, Director of Hedge Fund Research, Alternative Investment Management, LLC.	9	None
Officers
Jonathan Krane (1968) 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020	Principal Executive Officer and Principal Financial Officer, No set term; served since 2012	Chief Executive Officer of Krane Funds Advisors, LLC from 2011 to present. Principal of Krane Capital LLC from 2009 to 2011. Chief Executive Officer of Emma Entertainment from 2004 to 2009.	9	None
Jennifer Tarleton (formerly Krane) (1966) 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020	Vice President and Secretary, No set term; served since 2012	Vice President of Krane Funds Advisors, LLC from 2011 to present. Principal of Krane Capital LLC from 2009 to 2011. Sole Practitioner of Jennifer Krane, Esq. from 2001 to 2009.	9	None

Name, Address and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee/Officer
Michael Quain (1957) 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020	Chief Compliance Officer and Anti-Money Laundering Officer, No Set Term; served since June 2015	Principal/President of Quain Compliance Consulting, LLC from 2014 to present. First Vice President of Aberdeen Asset Management Inc. from May 2013 to September 2013. First Vice President and Chief Compliance Officer of Artio Global Management, LLC from 2004 to 2013.	9	None
James Hoffmayer (1973) SEI Investments Company One Freedom Valley Drive Oaks, PA 19456	Assistant Treasurer, No set term; served since 2017	Controller and Chief Financial Officer of SEI Investments Global Funds Services from 2016 to present. Senior Director, Funds Accounting and Fund Administration of SEI Investments Global Funds Services from September 2016 to present. Senior Director of Fund Administration of SEI Investments Global Funds Services from 2014 to present. Director of Financial Reporting of SEI Investments Global Funds Services from 2004 to 2014.	9	None

*	Mr. Krane is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in Krane.

2.    Under the “Management of the Trust - Individual Trustee Qualifications” heading, the following is added immediately after the information for Mr. Stroyman:

The Board has concluded that Patrick Campo should serve as Trustee because of the experience he has gained working in the investment management industry over many years. In particular, Mr. Campo currently serves as the director of certain investment strategies managed by an investment adviser and contributes to the portfolio construction process for all products offered by that investment adviser. In addition, Mr. Campo previously served as partner and head of research for another investment adviser. The knowledge Mr. Campo has gained over these years working in the investment management industry and his day-to-day work in managing successful investment advisory firms qualify him to serve as Trustee of the Trust.

The Board has concluded that Cregg Watner should serve as Trustee also because of the experience he has gained working in the investment management industry. In particular, Mr. Watner has served as a portfolio manager at different investment advisory firms. The knowledge Mr. Watner has gained over the years working in the investment management industry and his day-to-day work in managing portfolios qualify him to serve as Trustee of the Trust.

As of March 31, 2017, none of the Independent Trustees or members of their immediate family, beneficially owned or owned of record securities representing interests in Krane, any sub-adviser or distributor of the Trust, or any person controlling, controlled by or under common control with such persons. For this purpose, “immediate family member” includes an Independent Trustee’s spouse, children residing in the same household and dependents of the Independent Trustee.

3.    The first three paragraphs in the “Investment Adviser” section are deleted and replaced with the following:

Krane Funds Advisors, LLC (“Krane” or “Adviser”) serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement between the Trust and Krane (the “Advisory Agreement”). Krane is a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. Central Huijin Investment Limited, a mainland Chinese-domiciled entity, currently holds approximately 58.6% of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 1270 Avenue of the Americas, 22nd Floor, New York, NY 10020, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

Krane is responsible for reviewing, supervising and administering the Fund’s investment program and the general management and administration of the Trust. Krane has engaged Bosera as subadviser to the Fund to manage the Fund’s investments and is responsible for overseeing Bosera. Krane arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Krane manages the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits its officers and employees to serve as officers or Trustees of the Trust. In addition to these services, to the extent the Fund engages in securities lending, Krane will: (i) assist the securities lending agent for the Fund (the “Agent”) to determine which securities are available for loan, (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate (this provision became effective with respect to the Fund on October 5, 2017). The Board of Trustees of the Trust supervises Krane and establishes policies that Krane must follow in its management activities.

Krane bears all of its own costs associated with providing these advisory services. As part of its agreement with the Trust, Krane has contractually agreed to pay all expenses of the Fund, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) the compensation payable to the Adviser under the investment advisory agreement; (vii) compensation and expenses of the Independent Trustees (including any Trustees’ counsel fees); and (viii) any expenses determined to be extraordinary expenses by the Board. In addition, under the agreement, while the fees and expenses related to the Fund’s securities lending-related activities reduce the gross revenues and income of the Fund from such activities, they are not fees and expenses for which Krane is responsible (this provision became effective with respect to the Fund on October 5, 2017). In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Fund.

Pursuant to the Advisory Agreement between the Trust and Krane, the Fund pays Krane a fee, which is calculated daily and paid monthly, at an annual rate of 0.78% of the average daily net assets of the Fund. In addition, under the Advisory Agreement, as compensation for the services provided by Krane in connection with any securities lending-related activities, the Fund pays Krane 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect of securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (this provision became effective with respect to the Fund on October 5, 2017).

Krane has contractually agreed to waive its management fee by 0.20% of the Fund’s average daily net assets. This contractual fee waiver will continue until October 4, 2019. The Fee Waiver Agreement may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreement will terminate if the Investment Advisory Agreement for the Fund is terminated.

For the fiscal year ended March 31, 2017, the Fund paid Krane $120,051 in advisory fees. For the fiscal year ended March 31, 2016, the Fund paid Krane $134,328 in advisory fees, and for the fiscal year ended March 31, 2015, the Fund paid Krane $91,884 in advisory fees.

4.    The last two sentences of the fourth paragraph in the “Sub-Adviser” section are deleted and replaced with the following:

The Advisory Agreement will continue in effect after an initial period of two years provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders. The Advisory Agreement will terminate automatically and immediately in the event of a termination of the Advisory Agreement between the Trust and Krane with respect to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

6